Operating Lease (Tables)	12 Months Ended
Dec. 31, 2025
Operating Lease [Abstract]
Schedule of Right-of-Use Assets and Lease Liabilities

The following table summarizes the classification of right-of-use assets and lease liabilities in the Group’s consolidated balance sheets:

	As of December 31,
	2024	2025
	RMB	RMB
Cost	2,813	4,180
Accumulated amortization	(217)	(955)
Right of use assets, net	2,596	3,225

Lease liabilities consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Current
Lease liabilities	457	1,153
Non-current
Lease liabilities	2,226	2,248
Total lease liabilities	2,683	3,401

	For the years ended December 31,
	2023	2024	2025
Weighted discount rate for the operating lease	-	3.85%	3.63%
Weighted average remaining lease term	-	4.0	3.1

Schedule of Future Minimum Payments

The following is a schedule of future minimum payments under the Company’s operating leases (excluding short-term leases) as of December 31, 2025:

Amount
For the fiscal year ended December 31, 2025	RMB
2026	1,255
2027	1,135
2028	813
2029	396
Total lease payments	3,599
Less: imputed interest	(198)
Total lease liabilities, net of interest	3,401